Business Combinations (Acquisition Completed in 2012-Subsequent Divestiture of Mochi) (Narrative) (Details) (CNY)	12 Months Ended				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Additional Paid-in Capital [Member]	Dec. 31, 2012 Accumulated Other Comprehensive Income [Member]	Mar. 31, 2012 Shanda Online [Member]	Mar. 31, 2012 Mochi [Member] Shanda Online [Member]	Mar. 31, 2012 Mochi [Member] Shanda Online [Member] Additional Paid-in Capital [Member]	Mar. 31, 2012 Mochi [Member] Shanda Online [Member] Accumulated Other Comprehensive Income [Member]
Business Acquisition [Line Items]
Percentage of equity interest transferred					100.00%
Percentage of equity interest of shanda online acquired in exchange for transfer of Mochi				6.24%
Net carrying amount of deconsolidated subsidiary - Mochi					370,700,000
Investment in affiliated companies					127,400,000
Contribution to Shanda related to disposition of Mochi Media, Inc.	243,362,000	243,972,000	(610,000)		243,400,000	(244,000,000)	600,000